Operating income	9 Months Ended
Sep. 30, 2025
Revenue [abstract]
Operating income	Operating income
Operating income is composed as below:

(amounts in thousands of euros)
OPERATING INCOME	FOR THE THREE MONTHS ENDED SEPTEMBER 30, 2024	FOR THE THREE MONTHS ENDED SEPTEMBER 30, 2025	FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2024	FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2025
Research tax credit ("CIR")	1,332	639	3,997	2,656
Subsidies	20		4,140
Other	(27)	1,404	2	1,474
Total operating income	1,324	2,043	8,139	4,130
Research tax credit (“CIR”)
The Group carries out research and development projects. As such, it has benefited from a research tax credit for the nine-month periods ended September 30, 2024 and 2025 for an amount of €3,997 thousand and €2,656 thousand, respectively.
Subsidies
Subsidies primarily relate to the Bpifrance RNP-VIR and CARENA conditional advances, the repayments of which were partly waived by Bpifrance in June 2024, for €1,872 thousand and €2,251 thousand respectively (see Note 3.1).
Other
For the nine-month period ended September 30, 2025, the line item "Other" mainly includes issuance, cancellation and depositary service fees collected from ADS holders by Citibank, who is acting as the Group's exclusive depositary for its publicly listed ADSs.
As part of the depositary agreement between Citibank and the Group, the latter is entitled to receive a portion of the aforementioned fees collected by Citibank.
The amount recognized for the three-month period ended September 30, 2025 reflects the higher amount of ADS transactions following the announcement of Phase 3 results and the Group's Offering in July 2025.